Loans Measured at Amortized Cost - Summary of Changes in Deferred Loan Origination Fees and Costs (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Deferred Loan Origination Fees And Costs [Line Items]
Increase		₩ 257,230	₩ 418,884
Beginning		674,069	716,327
Decrease		(377,316)	(457,516)
Others		(2,459)	(3,626)
Ending		551,524	674,069
Deferred loan origination costs
Deferred Loan Origination Fees And Costs [Line Items]
Increase		330,255	463,460
Beginning		744,599	769,547
Decrease		(428,163)	(488,404)
Others		4	(4)
Ending		646,695	744,599
Deferred loan origination costs - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Increase		291,342	418,732
Beginning		667,904	673,957
Decrease		(380,718)	(424,785)
Others		0	0
Ending		578,528	667,904
Deferred loan origination costs - Others
Deferred Loan Origination Fees And Costs [Line Items]
Increase	[1]	38,913	44,728
Beginning	[1]	76,695	95,590
Decrease	[1]	(47,445)	(63,619)
Others	[1]	4	(4)
Ending	[1]	68,167	76,695
Deferred loan origination fees
Deferred Loan Origination Fees And Costs [Line Items]
Increase		73,025	44,576
Beginning		70,530	53,220
Decrease		(50,847)	(30,888)
Others		2,463	3,622
Ending		95,171	70,530
Deferred loan origination fees - Others
Deferred Loan Origination Fees And Costs [Line Items]
Increase	[2]	49,245	32,667
Beginning	[2]	53,029	44,072
Decrease	[2]	(37,730)	(27,332)
Others	[2]	2,463	3,622
Ending	[2]	67,007	53,029
Deferred loan origination fees - Loans in Korean won
Deferred Loan Origination Fees And Costs [Line Items]
Increase		23,780	11,909
Beginning		17,501	9,148
Decrease		(13,117)	(3,556)
Others		0	0
Ending		₩ 28,164	₩ 17,501

[1]	Includes deferred loan origination costs related to credit card receivables, loans for installment credit, and finance lease receivables.
[2]	Includes deferred loan origination fees related to loans in foreign currencies executed by PT Bank KB Bukopin Tbk and PRASAC Microfinance Institution Plc.